Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities
	December 31, 2020	December 31, 2019
Financial assets
Cash and cash equivalents	11,258,870	1,384,720
Loans and receivables
Other receivables	10,040	80,040
Total financial assets	11,268,910	1,464,760

Financial liabilities
At amortized cost
Trade and other payables	762,453	938,247
Accrued expenses	1,433,106	1,339,822
Loan	523,920	—
At fair value through profit and loss
Derivative financial instruments	316,757	4,353
Total financial liabilities	3,036,236	2,282,422

Schedule of analysis the remaining contractual maturities of financial liabilities
	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2020
Trade and other payables	762,453	762,453	—	—	762,453
Accrued expenses	1,433,106	1,433,106	—	—	1,433,106
Loan and borrowings	523,920	473,920	50,000		523,920
Derivative financial instruments	316,757	310,439	—	6,318	316,757
Total	3,036,236	2,979,918	50,000	6,318	3,036,236
	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2019
Trade and other payables	938,247	938,247	—	—	938,247
Accrued expenses	1,339,822	1,339,822	—	—	1,339,822
Loan and borrowings	—	—	—	—	—
Derivative financial instruments	4,353	—	—	4,353	4,353
Total	2,282,422	2,278,069	—	4,353	2,282,422

Schedule of fair value measurement of assets and liabilities and valuation techniques
	Fair values as at		Fair
Financial assets / liabilities	December 31, 2020	December 31, 2019	value hierarchy	Valuation technique(s) and key input(s)
Derivative financial liabilities – Warrants from public offerings	Liability 6,318	Liability 4,353	Level 2

Black-Scholes option pricing model

The share price is determined by Company’s NASDAQ quoted-price. The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded derivatives	310,439	—	Level 3

Monte Carlo simulation model

The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial asset	Asset	Asset	Level 3	The fair value is equal to the price paid to the counter party for obtaining the right under the purchase agreement.
	—	219,615		Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan
	Dec 31, 2020		Dec 31, 2019
	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF
Change in volatility	+5%	2,770	-
	-5%	-5,475	-

Schedule of fair value measurement of derivative financial instrument
			Non-cash changes
	01.01.2020	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2020
Derivative financial instrument	4,353	—	219,315	93,089	316,757
Loans	—	1,522,931	—	(999,011)	523,920
Total	4,353	1,522,931	219,315	(905,922)	840,677
			Non-cash changes
	01.01.2019	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2019
Derivative financial instrument	675,328	—	(663,725)	(7,250)	4,353
Loans	1,435,400	(1,463,328)	—	27,928	—
Total	2,110,728	(1,463,328)	(663,725)	20,678	4,353
1)	The financing cash flows are from loan borrowings or loan repayments.
2)	Other non-cash changes include recognition of derivative, partial conversion and amortization of convertible loan, accrued interest and Foreign Exchange-Difference.

Schedule of carrying amounts of financial assets and financial liabilities
	December 31, 2020	December 31, 2019
Financial assets
Cash and cash equivalents	11,258,870	1,384,720
Other receivables	10,040	80,040
Total	11,268,910	1,464,760

Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk
	2020		2019
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	9,214,709	694,287	1,041,695	125,631
Other receivables	479	—	154,063	—
Trade and other payables	(75,712)	(397,853)	(51,527)	(526,637)
Accrued expenses	(34,648)	(569,400)	(750,949)	(175,826)
Net statement of financial position exposure -asset/(liability)	9,104,828	(272,966)	393,282	(576,832)